CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment of intangible assets	$ 1,800
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash and cash equivalents	57,968	$ 59,290
CIFC LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	965	(12,323)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	125	1,017
Share-based compensation	5,550	2,692
Net (gain) loss on investments and contingent liabilities / other (gain) loss	6,391	458
Depreciation and amortization	7,777	11,421
Impairment of intangible assets	1,828	0
Deferred income tax expense (benefit)	11,050	3,932
Excess tax benefits from share-based payment arrangements	128	(171)
Net gain on sale of management contract	0	(229)
Net gain (loss) on liabilities	(2,210)	(2,932)
Changes in operating assets and liabilities:
Due from brokers	0	12,832
Receivables	(907)	(20)
Prepaid and other assets	313	626
Due to brokers	61	(5,499)
Accrued and Other Liabilities	(308)	1,578
Change in restricted cash and cash equivalents	0	7
Net cash provided by (used in) operating activities	(450,368)	(1,268,276)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts	0	229
Purchases of investments	(66,531)	(29,144)
Sales of investments	68,862	20,484
Purchases of equipment and improvements	(1,059)	(2,204)
Net cash provided by (used in) investing activities	(39,862)	(223,529)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchases of common shares	(1,151)	0
Distributions paid	(10,130)	(9,218)
Proceeds from extension of warrants	350	200
Proceeds from the exercise of options	74	580
Payments for tax from the delivery of restricted stock units	(266)	0
Deferred purchase payments and payments on contingent liabilities	(3,599)	(8,724)
Excess tax benefits from share-based payment arrangements	(128)	(171)
Proceeds from issuance of long-term debt	40,000
Debt Issuance Cost	(2,133)	0
Net cash provided by (used in) financing activities	488,908	1,525,598
Net increase (decrease) in cash and cash equivalents	(1,322)	33,793
Cash and cash equivalents	57,968	59,290
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	2,820	3,266
Cash paid for income taxes	13,600	18,875
Exercise of stock options and RSUs	312	0
Conversion of Convertible Notes		22,255
CIFC LLC | Consolidated Entities
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net (gain) loss on investments	26,114	228,777
Net gain (loss) on liabilities	24,746	(8,996)
Net other (gain) loss	(2,970)	(2,031)
Changes in operating assets and liabilities:
Due from brokers	8,998	124,120
Purchases of investments	(1,006,904)	(8,817,853)
Sales of investments	471,700	7,402,452
Receivables	(1,337)	(24,893)
Due to brokers	43,425	(219,117)
Accrued and Other Liabilities	87	1,145
Interest payable	2,292	13,807
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash and cash equivalents	(41,134)	(212,894)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt	635,923	4,640,981
Contributions from noncontrolling interests	16,100	93,487
Distributions to noncontrolling interests	(15,307)	(27,098)
Payments made on long-term debt	(170,825)	(3,164,781)
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	10,426	158,111
Consolidation of net assets	13,091	160,074
Deconsolidation of net assets	(22,585)	(2,001)
Paid-in-Kind Interest	89	2,007
CIFC Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	1,015	(12,323)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	125	1,017
Share-based compensation	5,550	2,692
Net (gain) loss on investments and contingent liabilities / other (gain) loss	6,391	458
Depreciation and amortization	7,777	11,421
Impairment of intangible assets	1,828	0
Deferred income tax expense (benefit)	11,050	3,932
Excess tax benefits from share-based payment arrangements	128	(171)
Net gain on sale of management contract	0	(229)
Net gain (loss) on liabilities	(2,210)	(2,932)
Changes in operating assets and liabilities:
Due from brokers		12,832
Receivables	(907)	(20)
Prepaid and other assets	313	626
Due to brokers	61	(5,499)
Accrued and Other Liabilities	$ (358)	1,578
Change in restricted cash and cash equivalents		(7)
Net cash provided by (used in) operating activities	$ (450,368)	(1,268,276)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts		229
Purchases of investments	(66,531)	(29,144)
Sales of investments	68,862	20,484
Purchases of equipment and improvements	(1,059)	(2,204)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchases of common shares	(1,151)
Dividends, Paid-in-kind	110,000	0
Distributions paid	(10,130)	(9,218)
Proceeds from the exercise of options	74	580
Payments for tax from the delivery of restricted stock units	(266)	0
Deferred purchase payments and payments on contingent liabilities	(3,599)	(8,724)
Excess tax benefits from share-based payment arrangements	(128)	(171)
Proceeds from issuance of long-term debt	40,000
Debt Issuance Cost	(2,133)	0
Net cash provided by (used in) financing activities	446,953	1,525,598
Net increase (decrease) in cash and cash equivalents	(43,277)	33,793
Cash and cash equivalents	16,013	59,290
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	2,820	3,266
Cash paid for income taxes	13,600	18,875
Exercise of stock options and RSUs	312	0
Conversion of Convertible Notes		22,255
CIFC Corp | Consolidated Entities
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net (gain) loss on investments	26,114	228,777
Net gain (loss) on liabilities	24,746	(8,996)
Net other (gain) loss	(2,970)	(2,031)
Changes in operating assets and liabilities:
Due from brokers	8,998	124,120
Purchases of investments	(1,006,904)	(8,817,853)
Sales of investments	471,700	7,402,452
Receivables	(1,337)	(24,893)
Due to brokers	43,425	(219,117)
Accrued and Other Liabilities	87	1,145
Interest payable	2,292	13,807
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash and cash equivalents	(41,134)	(212,894)
Net cash provided by (used in) investing activities	(39,862)	(223,529)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt	635,923	4,640,981
Contributions from noncontrolling interests	16,100	93,487
Distributions to noncontrolling interests	(15,307)	(27,098)
Payments made on long-term debt	(170,825)	(3,164,781)
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	10,426	158,111
Consolidation of net assets	1,475,648	160,074
Deconsolidation of net assets	(1,385,444)	2,001
Paid-in-Kind Interest	0	2,007
Warrant | DFR Holdings LLC
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from extension of warrants		200
Warrant | DFR Holdings LLC | CIFC Corp
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from extension of warrants	350	200
Dividend in kind cash [Member] | CIFC Corp
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends, Paid-in-kind	(41,955)
Additional Paid-in Capital [Member] | CIFC LLC
SUPPLEMENTAL DISCLOSURE:
Conversion of Convertible Notes	0	22,251
Additional Paid-in Capital [Member] | CIFC Corp
SUPPLEMENTAL DISCLOSURE:
Conversion of Convertible Notes	$ 0	$ 22,251